Note 8 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Premises and equipment	$ 3,504	$ 3,231
Accumulated depreciation	(1,446)	(1,243)
Premises and equipment, net	2,058	1,988
Land and Land Improvements [Member]
Premises and equipment	298	299
Building [Member]
Premises and equipment	1,456	1,316
Leasehold Improvements [Member]
Premises and equipment	439	436
Furniture and Fixtures [Member]
Premises and equipment	$ 1,311	$ 1,180